8. Share-based payments (Details 2) - Nonemployee Common stock warrants - Fully-vested [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Outstanding, Beginning	7,664,568	8,488,235
Granted	5,749,503	94,333
Exercised
Forfeited or expired	(2,548,000)	(918,000)
Outstanding, Ending	10,866,071	7,664,568
Exercisable, Ending	10,866,071
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.72	$ 0.69
Granted	0.49	0.48
Exercised
Forfeited or expired	1.09	0.19
Outstanding, Ending	0.49	$ 0.72
Exercisable, Ending	$ 0.49
Weighted-average Remaining Life (Years)
Outstanding	2 years 4 months 24 days
Exercisable	2 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 8,000
Exercisable, Ending	$ 8,000